SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 201,646	$ 176,030	$ 164,304
Expenses	180,559	154,596	143,578
Segment operating income (loss)	21,087	21,434	20,726
Depreciation and amortization	11,608	9,885	8,594
Software Services [Member]
Segment Reporting Information [Line Items]
Total revenues	70,834	67,271	69,861
Expenses	58,847	52,963	54,464
Segment operating income (loss)	11,987	14,308	15,397
Depreciation and amortization	7,531	6,562	6,065
IT Professional Services [Member]
Segment Reporting Information [Line Items]
Total revenues	130,812	108,759	94,443
Expenses	118,414	98,384	84,873
Segment operating income (loss)	12,398	10,375	9,570
Depreciation and amortization	3,769	3,042	2,263
Unallocated Expense [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Expenses	3,298	3,249	4,241
Segment operating income (loss)	(3,298)	(3,249)	(4,241)
Depreciation and amortization	$ 308	$ 281	$ 266